Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	349,210,522.80	21,020
Yield Supplement Overcollateralization Amount 03/31/22	12,057,517.29	0
Receivables Balance 03/31/22	361,268,040.09	21,020
Principal Payments	15,745,029.80	626
Defaulted Receivables	257,986.41	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	11,265,999.68	0
Pool Balance at 04/30/22	333,999,024.20	20,380

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.54%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,673,837.78	80
Past Due 61-90 days	630,868.16	29
Past Due 91-120 days	139.01	1
Past Due 121+ days	0.00	0
Total	2,304,844.95	110

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	336,469.55
Aggregate Net Losses/(Gains) - April 2022	(78,483.14)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.26%
Prior Net Losses/(Gains) Ratio	-0.09%
Second Prior Net Losses/(Gains) Ratio	0.30%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.66%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	39.91

Flow of Funds	$ Amount
Collections	17,161,308.83
Investment Earnings on Cash Accounts	2,160.76
Servicing Fee	(301,056.70)
Transfer to Collection Account	-
Available Funds	16,862,412.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	173,188.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	10,962,449.30
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,430,019.77

Total Distributions of Available Funds	16,862,412.89

Servicing Fee	301,056.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	344,961,473.50
Principal Paid	15,211,498.60
Note Balance @ 05/16/22	329,749,974.90

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2a
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2b
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	229,881,473.50
Principal Paid	15,211,498.60
Note Balance @ 05/16/22	214,669,974.90
Note Factor @ 05/16/22	76.1781316%

Class A-4
Note Balance @ 04/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	76,830,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	25,500,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	12,750,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	220,894.52
Total Principal Paid	15,211,498.60
Total Paid	15,432,393.12

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.55414%
Coupon	0.80414%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	120,687.77
Principal Paid	15,211,498.60
Total Paid to A-3 Holders	15,332,186.37

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2605872
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9448596
Total Distribution Amount	18.2054468

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4282746
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.9797679
Total A-3 Distribution Amount	54.4080425

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	720.67
Noteholders' Principal Distributable Amount	279.33

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	8,498,098.59
Investment Earnings	2,002.20
Investment Earnings Paid	(2,002.20)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$706,444.80	$753,708.34	$959,208.84
Number of Extensions	35	33	44
Ratio of extensions to Beginning of Period Receivables Balance	0.20%	0.20%	0.24%